Fair Value of Financial Instruments and Derivative Instruments	6 Months Ended
Jun. 30, 2020
Fair Value Financial Instruments And Derivative Insturments
Fair Value of Financial Instruments and Derivatives Instruments	Fair Value of Financial Instruments and Derivatives Instruments
Cash and cash equivalents and restricted cash and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its loans are similar to those that could be procured as of June 30, 2020. The fair value of the long-term debt is disclosed in Note 5.

Derivative instruments

The Company from time to time enters into bunker fuel contracts to sell or buy, as the case may be, the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively, with the objective of reducing the risk arising from changes in the price of the bunkers its vessels consume. The Company’s bunker fuel contracts did not qualify for hedge accounting. The Company determines the fair market value of the bunker fuel contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations.

The Company also enters from time to time into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. During the six month period ended June 30, 2020, the Company entered into twelve pay-fixed, receive-variable interest rate derivative contracts with inception ranging from March 2020 to June 2020 and with maturity ranging from August 2023 to June 2025 at fixed rates ranging from 0.275% to 0.99%, for an aggregate notional amount of $137,624. The Company’s interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020
Bunker Fuel	Derivative assets / Non-current assets	$—	$234	$—	$—
Bunker Fuel	Derivative liabilities / Current liabilities	$121	$—	$—	$—
Interest Rate	Derivative liabilities / Non-current liabilities	$—	$—	$—	$1,514
	Total Derivatives	$121	$234	$—	$1,514

	Amount of Gain/(Loss) Recognized on Derivatives Six Months Period Ended
	June 30, 2019	June 30, 2020
Interest Rate Contracts	$—	$(1,411)
Bunker Fuel Contracts	$—	$675
Net Loss Recognized	$—	$(736)

The gain or loss is recognized in the consolidated statement of operations and is presented in loss on derivatives.

The Company’s bunker fuel derivative instruments were receive-fixed, pay-variable swaps based on the difference in price between various categories of bunker fuels. The fair value of the bunker fuel swaps is determined using a discounted cash flow approach based on the market rate of such price difference at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The Company’s interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company’s financial instruments as of the end of the year ended December 31, 2019 and the six months period ended June 30, 2020.

	Significant Other Observable Inputs (Level 2)

	December 31, 2019	June 30, 2020
Derivative instruments – asset position	$—	$234
Derivative instruments – liability position	121	1,514

As of December 31, 2019 and as of June 30, 2020, no fair value measurements for assets or liabilities under Level 3 were recognized in the Company’s consolidated balance sheet.